Fair Value Measurements - Schedule of Fair Value Black-scholes Option Pricing Model (Detail)	Mar. 31, 2021 yr	Mar. 12, 2021 yr	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 06, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants expiration period	5 years		5 years
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.90	0.85
Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.9	5.0
Warrants expiration period			5 years
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	62.6	70.0
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50
Private Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.40	0.33	0.34	0.41	1.47
Private Warrant [Member] | Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants expiration period			5 years 3 months 18 days	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months
Private Warrant [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			55.1	23.7	22.4	21.5	18.9
Private Warrant [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			11.50	11.50	11.50	11.50	11.50